INTANGIBLE ASSETS - Net Definite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets
Purchase Price	$ 2,457	$ 2,302
Accumulated Amortization	(1,523)	(463)
Impairment	(696)
Carrying Amount	238	1,839		$ 1,063	$ 12,203
License of FOLOTYN
Finite-Lived Intangible Assets
Purchase Price	2,000	2,000	$ 2,000
Accumulated Amortization	(1,304)	(261)
Impairment	(696)
Carrying Amount		1,739
Others
Finite-Lived Intangible Assets
Purchase Price	457	302
Accumulated Amortization	(219)	(202)
Carrying Amount	$ 238	$ 100